Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Non-current segment assets	€ 48,564	€ 7,820
Investment in associate	15,538	17,083
Deposits	1,463	1,158
Total non-current assets	65,565	26,061
Denmark [member]
Statement [LineItems]
Non-current segment assets	15,738	4,922
North America [member]
Statement [LineItems]
Non-current segment assets	27,275	341
Germany [member]
Statement [LineItems]
Non-current segment assets	€ 5,551	€ 2,557